Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13002043

Received SEC

JUN 13 2013

Washington, DC 20549

001-07436

June 13, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC USA Inc., Zero Coupon Callable Accreting Notes due June 17, 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 7, 2013. Tentative listing date – June 17, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com